Share Capital and Contributed Surplus (Details Narrative) - CAD ($)			1 Months Ended	12 Months Ended
	Mar. 09, 2023	Sep. 12, 2022	Sep. 30, 2023	Feb. 29, 2024	Feb. 28, 2024	Feb. 19, 2024	Jan. 19, 2024	Dec. 29, 2023	Oct. 05, 2023	Sep. 02, 2023
IfrsStatementLineItems [Line Items]
Description of contributed surplus transactions	On March 1, 2023, the Company issued 184,480 common shares, on the exercise of warrants and $68,257 was reclassified from shares to be issued to capital stock. On March 9, 2023, the Company issued 53,760 common shares at $0.25 per share, on the exercise of brokers’ warrants, for total proceeds of $13,440. The fair value of warrants on the grant date was computed as $7,215 and was reclassified upon exercise from contributed surplus to capital stock
[custom:RestrictedShareUnitsGranted-0]										900,002
[custom:RestrictedShareConsultantUnitsGranted-0]						120,000	360,000		338,462	118,422
[custom:RestrictedShareDirectorsAndOfficersUnitsGranted-0]								1,881,000
[custom:RestrictedShareOfConsultantUnitsGranted-0]					320,400
[custom:ShareBasedCompensationRealatedvestingOption]				$ 888,166
Nonadjusting Event [Member] | Cancellation Of Options [Member]
IfrsStatementLineItems [Line Items]
Description of share options granted			an officer of the Company resigned. Of the 300,000 options issued to this consultant, 225,000 options were forfeited and 75,000 vested options were cancelled.
Description of share options granted			a consultant engaged by the Company resigned. Of the 100,000 options issued to this consultant, 75,000 options were immediately forfeited and 25,000 have vested and are exercisable until June 27, 2024. These options were cancelled subsequent to year-end.
Description of share options granted			an officer of the Company resigned. Of the 732,000 options issued to this consultant, 549,000 options were immediately forfeited and 183,000 have vested and are exercisable until September 30, 2024.
Description of share options granted			a consultant was terminated, and 250,000 options issued to him were immediately forfeited
Common Shares [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuanceOfSharesInPrivatePlacementShares]				184,480
Common shaes [member] | Purchase Areement [Member]
IfrsStatementLineItems [Line Items]
Description of contributed surplus transactions		On September 12, 2022, the Company issued 28,000 common shares at $0.25 per share for mining claims in the Lac `a l’Orignal flagship area and 160,000 common shares at $0.25 per share for mining claims in the Bluesky area.